Cover	Nov. 18, 2024
Cover [Abstract]
Entity Registrant Name	Allied Corp.
Entity Central Index Key	0001575295
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 18, 2024
Entity Ex Transition Period	false
Entity File Number	0-56002
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1227173
Entity Address Address Line 1	Suite 200 - 460 Doyle Ave
Entity Address City Or Town	Kelowna
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V1Y -0C2
City Area Code	877
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	255-4337
Entity Address Country	CA